UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09140
                                                     ---------

    Virtus Institutional Trust (formerly, Phoenix Institutional Mutual Funds)
    -------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
    -------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Kevin J. Carr, Esq.
                      Vice President, Chief Legal Officer,
                      Counsel and Secretary for Registrant
                                 56 Prospect St.
                             Hartford, CT 06103-2899
    -------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2008
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


                         VIRTUS INSTITUTIONAL BOND FUND
                            SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)


                                                    PAR VALUE       VALUE
                                                    ---------      -------

U.S. GOVERNMENT SECURITIES--1.3%


U.S. TREASURY BONDS--1.2%
U.S. Treasury Bond
 4.000% due 8/15/18                                  $  490        $   497
 4.375% due 2/15/38                                     470            476
                                                                   -------
                                                                       973
                                                                   -------

U.S. TREASURY NOTES--0.1%
U.S. Treasury Note
 5.125% due 5/15/16                                      40             44
--------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $995)                                               1,017
--------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--18.1%

FHLMC
 5.500% due 8/1/18                                      239            243
 4.500% due 10/1/18                                     399            393
FNMA
 4.500% due 9/1/18                                      399            389
 5.000% due 11/1/20                                     375            373
 5.500% due 6/1/21                                      258            261
 6.000% due 5/1/29                                      122            125
 7.000% due 11/1/30                                      42             44
 6.000% due 11/1/31                                      94             96
 6.000% due 12/1/32                                      70             71
 5.500% due 4/1/33                                      314            314
 5.500% due 4/1/33                                      486            487
 5.500% due 4/1/33                                      553            553
 5.000% due 7/1/33                                      225            220
 6.500% due 8/1/33                                      364            377
 5.500% due 4/1/34                                      327            327
 04-W6, 1A4 5.500% due 7/25/34                          326            316
 5.000% due 7/1/35                                      359            351
 5.500% due 12/1/35                                     466            465
 6.500% due 8/1/36                                    1,359          1,395
 5.500% due 2/1/37                                      573            572
 5.500% due 4/1/37                                      390            390
 5.500% due 4/1/37                                      658            656
 5.500% due 7/1/37                                      389            388
 6.000% due 9/1/37                                      116            118
 6.500% due 9/1/37                                       89             92
 6.000% due 2/1/38                                      346            350
 6.000% due 2/1/38                                      330            334


                                                    PAR VALUE       VALUE
                                                    ---------      -------

 6.000% due 2/1/38                                   $  468        $   475
 6.000% due 4/1/38                                      979            993
 6.000% due 4/1/38                                      396            402
 6.000% due 5/1/38                                      962            975
 6.000% due 8/1/38                                      500            506
GNMA
 7.000% due 8/15/29                                      37             39
 6.500% due 12/15/31                                     26             27
 6.500% due 12/15/31                                    209            215
 6.500% due 1/15/32                                       5              6
 6.500% due 1/15/32                                      14             14
 6.500% due 3/15/32                                      47             48
 5.000% due 9/15/33                                     571            561
--------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $13,874)                                           13,961
--------------------------------------------------------------------------

MUNICIPAL BONDS--11.5%


ARIZONA--1.0%
Salt River Project Agricultural Improvement &
 Power District
 5.000% due 1/1/38                                      840            790

CALIFORNIA--0.1%
City of Oakland Pension Obligation Taxable
 Series A (MBIA Insured)
 6.950% due 12/15/08                                     66             67
 6.980% due 12/15/09                                     34             35
                                                                   -------
                                                                       102
                                                                   -------

CONNECTICUT--1.4%
Mashantucket Western Pequot Tribe Taxable
 Series A 144A (MBIA Insured)
 6.910% due 9/1/12(b)                                   455            460
Mashantucket Western Pequot Tribe Taxable
 Series A 144A (FSA Insured)
 6.570% due 9/1/13(b)                                   580            604
                                                                   -------
                                                                     1,064
                                                                   -------

FLORIDA--2.9%
Broward County Series A
 5.000% due 1/1/21                                      995            993
Miami-Dade County Educational Facilities
 Authority Taxable Series C
 5.460% due 4/1/15                                      165            163

                         VIRTUS INSTITUTIONAL BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)


                                                    PAR VALUE       VALUE
                                                    ---------      -------

FLORIDA--(CONTINUED)
Orange County Tourist Development
 (MBIA Insured)
 5.000% due 10/1/17                                  $1,040        $ 1,053
                                                                   -------
                                                                     2,209
                                                                   -------

ILLINOIS--1.3%
State of Illinois
 5.000% due 1/1/19                                      965            990

KANSAS--1.7%
Department of Transportation, Highway Revenue
 Series A (FSA Insured)
 5.500% due 3/1/19                                    1,170          1,271

MICHIGAN--0.7%
City of Detroit Taxable (FSA Insured)
 4.970% due 5/1/13                                      200            200
City of Flat Rock Tax Increment Finance
 Authority Taxable Series A
 6.750% due 10/1/16                                     145            151
Tobacco Settlement Finance Authority
 Taxable Series A
 7.309% due 6/1/34                                      195            168
                                                                   -------
                                                                       519
                                                                   -------

NEW YORK--0.6%
City of New York Series A-1 (MBIA Insured)
 5.000% due 8/1/17                                      395            413

PENNSYLVANIA--0.5%
City of Pittsburgh Pension Obligation
 Taxable Series B (FGIC Insured)
 6.350% due 3/1/13                                      400            410

SOUTH DAKOTA--0.2%
Educational Enhancement Funding Corp.
 Taxable Series A
 6.720% due 6/1/25                                      177            175

TEXAS--1.0%
Cypress-Fairbanks Independent School
 District (PSF Guaranteed)
 5.000% due 2/15/32                                     840            792


                                                    PAR VALUE       VALUE
                                                    ---------      -------

VIRGINIA--0.1%
Tobacco Settlement Financing Corp.
 Taxable Series A-1
 6.706% due 6/1/46                                   $  125        $    97
--------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $9,155)                                             8,832
--------------------------------------------------------------------------

ASSET-BACKED SECURITIES--8.5%

AmeriCredit Automobile Receivables Trust
 06-BG, A3
 5.210% due 10/6/11                                     167            164
Bombardier Capital Mortgage Securitization Corp.
 99-A, A3
 5.980% due 1/15/18(c)                                  353            324
Capital Auto Receivables Asset Trust
 04-2, D 144A
 5.820% due 5/15/12(b)                                  270            265
Capital One Auto Finance Trust 07-B, A3A
 5.030% due 4/15/12                                     761            735
Carmax Auto Owner Trust 05-1, C
 4.820% due 10/15/11                                    500            476
Conseco Finance Securitizations Corp. 01-3, A4
 6.910% due 5/1/33(c)                                   511            481
Credit Suisse Mortgage Capital Certificates
 07-NC1, 2A1
 3.807% due 9/25/37(c)                                  594            505
Daimler Chrysler Auto Trust 06-A, B
 5.140% due 9/8/12                                      380            347
FMAC Loan Receivables Trust 144A 98-CA, A2
 6.660% due 9/15/20(b)                                  126            114
Ford Credit Auto Owner Trust 06-C, A4A
 5.150% due 2/15/12                                     410            401
GMAC Mortgage Corp. Loan Trust
 05-AR2, 2A 4.867% due 5/25/35(c)                       628            513
 06-HE3, A2 5.750% due 10/25/36(c)                      355            276
Greenwich Structured ARM Products
 05-5A, N2 144A
 6.690% due 9/27/45(b)(c)(g)                            425            191
Hyundai Auto Receivables Trust 04-A, B
 3.460% due 8/15/11                                      76             76
Irwin Home Equity Corp. 06-1, 2A2 144A
 5.390% due 9/25/35(b)(c)                               290            228
Renaissance Home Equity Loan Trust
 05-3, AF3 4.814% due 11/25/35(c)                       217            214

                         VIRTUS INSTITUTIONAL BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)


                                                    PAR VALUE       VALUE
                                                    ---------      -------

 06-2, AF4 6.115% due 8/25/36(c)                     $1,015        $   855
Saxon Asset Securities Trust 05-3, A2C
 3.487% due 11/25/35(c)                                 163            159
UCFC Manufactured Housing 97-3, A4
 6.975% due 1/15/29                                     237            226
--------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $7,497)                                             6,550
--------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--29.6%


AEROSPACE & DEFENSE--0.2%
L-3 Communications Corp. Series B
 6.375% due 10/15/15                                    150            139

AIRLINES--2.4%
American Airlines, Inc.
 99-1 7.024% due 10/15/09                               565            535
 01-1 6.977% due 5/23/21                                518            342
Continental Airlines, Inc. 98-1A
 6.648% due 9/15/17                                     499            424
Delta Air Lines, Inc. 00-1
 7.379% due 5/18/10                                     315            306
JetBlue Airways Corp. 04-2
 5.904% due 11/15/08(c)                                 166            161
United Airlines, Inc. 01-1
 6.071% due 3/1/13                                       96             93
                                                                   -------
                                                                     1,861
                                                                   -------

APPLICATION SOFTWARE--0.1%
Intuit, Inc.
 5.750% due 3/15/17                                      70             62

ASSET MANAGEMENT & CUSTODY BANKS--1.1%
Allied Capital Corp.
 6.000% due 4/1/12                                      155            144
Bank of New York Mellon Corp. (The)
 4.950% due 11/1/12                                      90             86
Invesco Ltd.
 5.375% due 12/15/14                                    245            215
Janus Capital Group, Inc.
 6.250% due 6/15/12                                     215            203
Northern Trust Corp.
 5.500% due 8/15/13                                      95             95
Nuveen Investment, Inc. 144A
 10.500% due 11/15/15(b)                                100             77
                                                                   -------
                                                                       820
                                                                   -------


                                                    PAR VALUE       VALUE
                                                    ---------      -------

AUTO PARTS & EQUIPMENT--0.1%
TRW Automotive Inc. 144A
 7.000% due 3/15/14(b)                               $  100        $    83

AUTOMOBILE MANUFACTURERS--0.2%
Daimler Finance N.A. LLC
 6.500% due 11/15/13                                    155            151

AUTOMOTIVE RETAIL--0.2%
AutoNation, Inc.
 7.000% due 4/15/14                                     215            188

BROADCASTING--1.1%
Comcast Corp.
 5.875% due 2/15/18                                     115            103
Cox Communications, Inc. 144A
 6.250% due 6/1/18(b)                                   210            195
EchoStar DBS Corp.
 6.625% due 10/1/14                                     215            173
Time Warner Cable, Inc.
 5.850% due 5/1/17                                      105             93
 6.750% due 7/1/18                                      195            182
Viacom, Inc.
 6.250% due 4/30/16                                     100             90
                                                                   -------
                                                                       836
                                                                   -------

BUILDING PRODUCTS--0.1%
Masco Corp.
 5.850% due 3/15/17                                      70             59
Owens Corning, Inc.
 6.500% due 12/1/16                                      55             49
                                                                   -------
                                                                       108
                                                                   -------

CASINOS & GAMING--0.6%
Mashantucket Western Pequot Tribe 144A
 8.500% due 11/15/15(b)                                  95             62
MGM MIRAGE
 8.500% due 9/15/10                                     210            194
Seneca Gaming Corp. Series B
 7.250% due 5/1/12                                      225            197
                                                                   -------
                                                                       453
                                                                   -------

COAL & CONSUMABLE FUELS--0.2%
Peabody Energy Corp.
 7.375% due 11/1/16                                     160            154

                         VIRTUS INSTITUTIONAL BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)


                                                    PAR VALUE       VALUE
                                                    ---------      -------

COMPUTER STORAGE & PERIPHERALS--0.3%
Seagate Technology HDD Holdings, Inc.
 6.375% due 10/1/11                                  $  220        $   217

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.4%
Case Corp.
 7.250% due 1/15/16                                     165            150
Terex Corp.
 7.375% due 1/15/14                                     145            133
                                                                   -------
                                                                       283
                                                                   -------

CONSTRUCTION MATERIALS--0.2%
Vulcan Materials Co.
 5.600% due 11/30/12                                    135            132

CONSUMER ELECTRONICS--0.2%
Best Buy Co., Inc. 144A
 6.750% due 7/15/13(b)                                  125            126

CONSUMER FINANCE--1.9%
American Express Credit Corp. Series C
 5.875% due 5/2/13                                      205            189
American Honda Finance Corp. 144A
 6.700% due 10/1/13(b)                                  170            169
Capital One Financial Corp.
 5.250% due 2/21/17                                      95             74
Ford Motor Credit Co. LLC
 8.625% due 11/1/10                                     210            149
GMAC LLC
 6.750% due 12/1/14                                     235             90
HSBC Finance Corp.
 6.750% due 5/15/11                                     235            236
 6.375% due 11/27/12                                     95             91
SLM Corp.
 6.300% due 2/1/10(c)                                   600            497
                                                                   -------
                                                                     1,495
                                                                   -------

DATA PROCESSING & OUTSOURCED SERVICES--0.5%
Broadridge Financial Solutions, Inc.
 6.125% due 6/1/17                                      175            150
Fiserv, Inc.
 6.125% due 11/20/12                                    205            199
                                                                   -------
                                                                       349
                                                                   -------

DIVERSIFIED BANKS--0.4%
Wachovia Corp.
 5.750% due 2/1/18                                      430            323


                                                    PAR VALUE       VALUE
                                                    ---------      -------

DIVERSIFIED SUPPORT SERVICES--0.5%
ARAMARK Corp.
 5.000% due 6/1/12                                   $  250        $   211
Salvation Army (The)
 5.480% due 9/1/17                                      185            185
                                                                   -------
                                                                       396
                                                                   -------

ELECTRIC UTILITIES--1.4%
Allegheny Energy Supply 144A
 8.250% due 4/15/12(b)                                  230            232
Dominion Resources, Inc. Series D
 5.000% due 3/15/13                                     125            121
Great River Energy 144A
 5.829% due 7/1/17(b)                                   196            186
Midwest Generation LLC Series B
 8.560% due 1/2/16                                      192            198
PPL Capital Funding Trust I Series A
 4.330% due 3/1/09                                      210            209
PSE&G Energy Holdings Co.
 8.500% due 6/15/11                                     120            122
                                                                   -------
                                                                     1,068
                                                                   -------

ELECTRONIC MANUFACTURING SERVICES--0.2%
Jabil Circuit, Inc.
 8.250% due 3/15/18                                     170            160

FOOD RETAIL--0.3%
Kroger Co. (The)
 6.800% due 12/15/18                                    110            106
SUPERVALU, Inc.
 7.500% due 11/15/14                                    115            112
                                                                   -------
                                                                       218
                                                                   -------

GAS UTILITIES--0.1%
AmeriGas Partners LP
 7.250% due 5/20/15                                     115            105

HEALTH CARE FACILITIES--0.3%
HCA, Inc.
 9.250% due 11/15/16                                    220            215

HEALTH CARE SERVICES--0.1%
Quest Diagnostics, Inc.
 6.400% due 7/1/17                                      100             97

                         VIRTUS INSTITUTIONAL BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)


                                                    PAR VALUE       VALUE
                                                    ---------      -------

HOME FURNISHINGS--0.3%
Mohawk Industries, Inc.
 6.125% due 1/15/16                                  $  215        $   194

HOTELS, RESORTS & CRUISE LINES--0.5%
Royal Caribbean Cruises Ltd.
 7.250% due 6/15/16                                     230            192
Starwood Hotels & Resort Worldwide, Inc.
 6.250% due 2/15/13                                     180            170
                                                                   -------
                                                                       362
                                                                   -------

HOUSEHOLD APPLIANCES--0.2%
Black & Decker Corp. (The)
 5.750% due 11/15/16                                    175            159

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.1%
AES Corp. (The)
 7.750% due 10/15/15                                    110            100

INDUSTRIAL REITS--0.1%
ProLogis
 6.625% due 5/15/18                                      90             77

INTEGRATED TELECOMMUNICATION SERVICES--1.6%
AT&T Corp.
 7.300% due 11/15/11                                    110            114
AT&T, Inc.
 5.625% due 6/15/16                                     295            273
Citizens Communications Co.
 6.250% due 1/15/13                                     175            165
Embarq Corp.
 6.738% due 6/1/13                                      105             92
Qwest Corp.
 7.875% due 9/1/11                                      105            101
 6.500% due 6/1/17                                      115             92
Verizon Communications, Inc.
 4.900% due 9/15/15                                     175            157
 5.500% due 4/1/17                                      110             99
Windstream Corp.
 8.625% due 8/1/16                                      150            139
                                                                   -------
                                                                     1,232
                                                                   -------

INVESTMENT BANKING & BROKERAGE--1.5%
Bear Stearns Cos., Inc. (The)
 7.250% due 2/1/18                                      120            115
Credit Suisse USA, Inc.
 5.850% due 8/16/16                                     200            180


                                                    PAR VALUE       VALUE
                                                    ---------      -------

INVESTMENT BANKING & BROKERAGE--(CONTINUED)
Goldman Sachs Group, Inc. (The)
 5.950% due 1/18/18                                  $  165        $   136
 6.150% due 4/1/18                                      285            237
Lehman Brothers Holdings, Inc.
 5.625% due 1/24/13(i)                                  120             16
 4.800% due 3/13/14(i)                                  285             37
Merrill Lynch & Co., Inc.
 6.110% due 1/29/37                                     235            163
Morgan Stanley
 5.375% due 10/15/15                                    400            248
                                                                   -------
                                                                     1,132
                                                                   -------

LEISURE PRODUCTS--0.3%
Hasbro, Inc.
 6.300% due 9/15/17                                     215            207

LIFE & HEALTH INSURANCE--0.3%
Jefferson-Pilot Corp.
 4.750% due 1/30/14                                     215            206

LIFE SCIENCES TOOLS & SERVICES--0.2%
Fisher Scientific International, Inc.
 6.125% due 7/1/15                                      190            183

MORTGAGE REITS--0.1%
iStar Financial, Inc.
 6.050% due 4/15/15                                     235            115

MOVIES & ENTERTAINMENT--0.3%
Time Warner, Inc.
 6.875% due 5/1/12                                      120            119
 5.875% due 11/15/16                                    105             92
                                                                   -------
                                                                       211
                                                                   -------

MULTI-LINE INSURANCE--0.1%
Assurant, Inc.
 5.625% due 2/15/14                                     100             93

OFFICE ELECTRONICS--0.3%
Xerox Corp.
 6.750% due 2/1/17                                      255            241

OFFICE REITS--0.2%
HRPT Properties Trust
 5.750% due 2/15/14                                     210            184

                         VIRTUS INSTITUTIONAL BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)


                                                    PAR VALUE       VALUE
                                                    ---------      -------

OFFICE SERVICES & SUPPLIES--0.3%
Pitney Bowes, Inc.
 4.750% due 5/15/18                                  $  275        $   251

OIL & GAS EQUIPMENT & SERVICES--0.1%
Helix Energy Solutions Group, Inc. 144A
 9.500% due 1/15/16(b)                                   90             85

OIL & GAS EXPLORATION & PRODUCTION--1.5%
Chesapeake Energy Corp.
 6.875% due 11/15/20                                    230            198
Newfield Exploration Co.
 6.625% due 9/1/14                                      185            167
Petropower I Funding Trust 144A
 7.360% due 2/15/14(b)                                  386            367
Plains Exploration & Production Co.
 7.750% due 6/15/15                                     110            102
Swift Energy Co.
 7.125% due 6/1/17                                      215            184
XTO Energy, Inc.
 6.500% due 12/15/18                                    125            116
                                                                   -------
                                                                     1,134
                                                                   -------

OIL & GAS REFINING & MARKETING--0.2%
Tesoro Corp.
 6.500% due 6/1/17                                      165            133

OIL & GAS STORAGE & TRANSPORTATION--1.4%
Buckeye Partners LP
 6.050% due 1/15/18                                      95             91
Energy Transfer Partners LP
 5.950% due 2/1/15                                      220            208
Kinder Morgan Energy Partners LP
 6.000% due 2/1/17                                      215            195
Knight, Inc.
 6.500% due 9/1/12                                      212            201
NGPL PipeCo. LLC 144A
 6.514% due 12/15/12(b)                                 165            165
Williams Cos., Inc. (The)
 7.125% due 9/1/11                                      185            182
                                                                   -------
                                                                     1,042
                                                                   -------

OTHER DIVERSIFIED FINANCIAL SERVICES--1.7%
Bank of America Corp.
 5.750% due 12/1/17                                     200            170


                                                    PAR VALUE       VALUE
                                                    ---------      -------

OTHER DIVERSIFIED FINANCIAL SERVICES--(CONTINUED)
Citigroup, Inc.
 5.500% due 8/27/12                                  $  145        $   130
 6.500% due 8/19/13                                     115            102
 5.000% due 9/15/14                                     230            176
 5.500% due 2/15/17                                     150            115
International Lease Finance Corp.
 4.750% due 1/13/12                                     465            319
JPMorgan Chase & Co.
 5.250% due 5/1/15                                      205            189
 6.000% due 1/15/18                                     155            141
                                                                   -------
                                                                     1,342
                                                                   -------

PACKAGED FOODS & MEATS--0.2%
Tyson Foods, Inc.
 7.350% due 4/1/16                                      170            140

PAPER PRODUCTS--0.1%
Verso Paper Holdings LLC and Verso Paper, Inc.
 Series B
 6.551% due 8/1/14(c)                                    70             58

PROPERTY & CASUALTY INSURANCE--0.8%
Berkley (W.R.) Corp.
 5.875% due 2/15/13                                     215            214
HSB Capital I Series B
 3.701% due 7/15/27(c)                                  365            274
Travelers Cos., Inc.
 5.750% due 12/15/17                                    180            167
                                                                   -------
                                                                       655
                                                                   -------

REGIONAL BANKS--0.8%
Credit Suisse First Boston
 6.000% due 2/15/18                                      95             83
KeyBank NA
 5.700% due 8/15/12                                     215            170
PNC Bank NA
 4.875% due 9/21/17                                     230            192
SunTrust Banks, Inc.
 5.250% due 11/5/12                                     220            198
                                                                   -------
                                                                       643
                                                                   -------

RESEARCH & CONSULTING SERVICES--0.3%
Equifax, Inc.
 6.300% due 7/1/17                                      230            214

                         VIRTUS INSTITUTIONAL BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)


                                                    PAR VALUE       VALUE
                                                    ---------      -------

RESIDENTIAL REITS--0.2%
UDR, Inc.
 5.250% due 1/15/15                                  $  205        $   190

RESTAURANTS--0.5%
Starbucks Corp.
 6.250% due 8/15/17                                     215            206
Yum! Brands, Inc.
 6.250% due 4/15/16                                     210            203
                                                                   -------
                                                                       409
                                                                   -------

RETAIL REITS--0.3%
Simon Property Group LP
 5.100% due 6/15/15                                     110             97
Tanger Factory Outlet Centers
 6.150% due 11/15/15                                    170            161
                                                                   -------
                                                                       258
                                                                   -------

SPECIALIZED CONSUMER SERVICES--0.1%
Service Corporation International
 7.000% due 6/15/17                                     110             95

SPECIALIZED FINANCE--0.3%
CIT Group, Inc.
 5.125% due 9/30/14                                     285            141
CME Group, Inc.
 5.400% due 8/1/13                                       85             85
                                                                   -------
                                                                       226
                                                                   -------

SPECIALIZED REITS--0.8%
Health Care REIT, Inc.
 5.875% due 5/15/15                                     275            242
Host Hotels & Resorts LP
 6.875% due 11/1/14                                     165            144
Nationwide Health Properties, Inc.
 6.250% due 2/1/13                                      215            214
                                                                   -------
                                                                       600
                                                                   -------

STEEL--0.3%
Steel Dynamics, Inc.
 7.375% due 11/1/12                                     235            216

THRIFTS & MORTGAGE FINANCE--0.1%
Countrywide Financial Corp.
 6.250% due 5/15/16                                     100             71


                                                    PAR VALUE       VALUE
                                                    ---------      -------

THRIFTS & MORTGAGE FINANCE--(CONTINUED)
Washington Mutual, Inc.
 4.625% due 4/1/14(i)                                $  215        $    36
                                                                   -------
                                                                       107
                                                                   -------

TOBACCO--0.2%
Reynolds American, Inc.
 6.750% due 6/15/17                                     155            145

WIRELESS TELECOMMUNICATION SERVICES--0.2%
Nextel Communications, Inc. Series D
 7.375% due 8/1/15                                      105             69
Sprint Nextel Corp.
 6.000% due 12/1/16                                     100             77
                                                                   -------
                                                                       146
--------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $26,382)                                           22,824
--------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--23.4%

American Home Mortgage Assets 07-2, M4
 3.737% due 3/25/47(c)(f)                               345             44
Bear Stearns Adjustable Rate Mortgage Trust
 05-12, 13A1
 5.446% due 2/25/36(c)                                  159            134
Bear Stearns Commercial Mortgage Securities
 06-PW12, A4
 5.902% due 9/11/38(c)                                  770            699
Bear Stearns Structured Products, Inc. 144A
 05-20N, A
 6.707% due 10/25/45(b)(c)                               81             74
Chase Mortgage Finance Corp. 04-S3, 3A1
 6.000% due 3/25/34                                     518            473
Citigroup Mortgage Loan Trust, Inc. 05-5, 2A3
 5.000% due 8/25/35                                     172            153
Citigroup/Deutsche Bank Commercial Mortgage Trust
 05-CD1, AM 5.400% due 7/15/44(c)                       595            505
 06-CD2, A4 5.545% due 1/15/46(c)                       890            789
Countrywide Home Loan Mortgage Pass-Through
 Trust 04-13, 1A1
 5.500% due 8/25/34                                     227            227
Credit Suisse First Boston Mortgage
 Securities Corp.
 05-12, 6A1 6.000% due 1/25/36                          696            426
 05-C5, A1 5.046% due 8/15/38(c)                        328            324

                         VIRTUS INSTITUTIONAL BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)


                                                    PAR VALUE       VALUE
                                                    ---------      -------

Credit Suisse Mortgage Capital Certificates
 06-C1, A4
 5.609% due 2/15/39(c)                               $1,270        $ 1,139
Crown Castle Towers LLC 144A 05-1A, AFX
 4.643% due 6/15/35(b)                                  600            594
Greenwich Capital Commercial Funding Corp.
 04-GG1, A7
 5.317% due 6/10/36(c)                                1,130          1,065
GS Mortgage Securities Corp. II 07-GG10, A4
 5.799% due 8/10/45(c)                                  635            542
IndyMac Index Mortgage Loan Trust 06-AR25, 3A1
 6.331% due 9/25/36(c)                                  152            102
JPMorgan Mortgage Trust 05-S3, 2A2
 5.500% due 1/25/21                                     365            339
Lehman Brothers - UBS Commercial Mortgage Trust
 04-C4, A2 4.567% due 6/15/29(c)                      1,006            999
 04-C7, A6 4.786% due 10/15/29(c)                     1,125          1,019
 07-C7, A3 5.866% due 9/15/45(c)                        415            356
Lehman Brothers Commercial Conduit Mortgage Trust
 99-C2, A2 7.325% due 10/15/32                          761            766
 07-C3, A4 6.136% due 7/15/44(c)                        271            236
MASTR Alternative Net Interest Margin Trust 144A
 05-CW1A, N1
 6.750% due 12/26/35(b)(g)                               30              1
MASTR Resecuritization Trust 144A
 05-2 4.750% due 3/28/34(b)                             297            174
 05-1 5.000% due 10/28/34(b)                            282            155
Merrill Lynch Mortgage Investors Trust 06-3, 2A1
 6.073% due 10/25/36(c)                                 240            219
Merrill Lynch Mortgage Trust
 06-C1, AM 5.841% due 5/12/39(c)                        440            363
 04-KEY2, A4 4.864% due 8/12/39(c)                    1,110          1,008
Morgan Stanley Capital I
 06-T23, A4 5.984% due 8/12/41(c)                       595            539
 07-IQ14, A4 5.692% due 4/15/49(c)                      425            361
Morgan Stanley Mortgage Loan Trust 05-5AR, 4A1
 5.530% due 9/25/35(c)                                  164            119
Residential Funding Mortgage Securities I, Inc.
 05-SA1, 2A
 4.839% due 3/25/35(c)                                  292            256


                                                    PAR VALUE       VALUE
                                                    ---------      -------

SBA Commercial Mortgage Backed Securities
 Trust 144A 06-1A, B
 5.451% due 11/15/36(b)                              $  215        $   200
Wachovia Bank Commercial Mortgage Trust
 04-C12, A4 5.408% due 7/15/41(c)                     1,010            938
 07-C30, A5 5.342% due 12/15/43                         590            486
Wachovia Mortgage Loan Trust LLC 06-A, B1
 5.412% due 5/20/36(c)                                  352            192
Washington Mutual Mortgage Pass-Through-
 Certificates, Inc. 05-AR3, A2
 4.636% due 3/25/35(c)                                  626            540
Wells Fargo Mortgage Backed Securities Trust
 04-BB, A1 4.556% due 1/25/35(c)                         86             74
 05-AR4, 2A2 4.537% due 4/25/35(c)                      276            239
 05-AR16, 6A3 5.001% due 10/25/35(c)                    743            663
 07-AR3, A4 6.058% due 4/25/37(c)                       633            484
--------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $20,708)                                           18,016
--------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--0.2%


VENEZUELA--0.2%
Republic of Venezuela
 5.750% due 2/26/16                                     165            108
--------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $125)                                                 108
--------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(e)--6.6%


ARUBA--0.2%
UFJ Finance AEC
 6.750% due 7/15/13                                     120            126

AUSTRALIA--0.5%
United Energy Distribution Holdings
 Property Ltd. 144A
 5.450% due 4/15/16(b)                                  265            274
Westfield Capital Corp. Ltd./Westfield
 Finance Authority 144A
 5.125% due 11/15/14(b)                                 140            125
                                                                   -------
                                                                       399
                                                                   -------

BRAZIL--0.2%
Usiminas Commercial Ltd. 144A
 7.250% due 1/18/18(b)                                  165            160

                         VIRTUS INSTITUTIONAL BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)


                                                    PAR VALUE       VALUE
                                                    ---------      -------

CANADA--0.9%
Agrium, Inc.
 6.750% due 1/15/19                                  $  180        $   176
Catalyst Paper Corp.
 7.375% due 3/1/14                                       65             44
EnCana Corp.
 5.900% due 12/1/17                                     130            116
Petro-Canada
 6.050% due 5/15/18                                      65             57
Videotron/Quebecor Media, Inc.
 6.375% due 12/15/15                                    225            199
Xstrata Finance Canada Ltd. 144A
 5.800% due 11/15/16(b)                                 105             95
                                                                   -------
                                                                       687
                                                                   -------

CHILE--0.2%
Banco Santander Chile 144A
 5.375% due 12/9/14(b)                                  190            183

FRANCE--0.3%
Compagnie Generale de Geophysique-Veritas
 7.750% due 5/15/17                                     210            201

GERMANY--0.2%
Deutsche Bank AG
 4.875% due 5/20/13                                      45             43
Deutsche Telekom International Finance BV
 5.750% due 3/23/16                                     145            129
                                                                   -------
                                                                       172
                                                                   -------

ISRAEL--0.2%
Israel Electric Corp. Ltd. 144A
 7.250% due 1/15/19(b)                                  200            200

ITALY--0.2%
Telecom Italia Capital SA
 6.999% due 6/4/18                                      145            130

KAZAKHSTAN--0.2%
Kazkommerts International BV 144A
 8.500% due 4/16/13(b)                                  250            163

LUXEMBOURG--0.3%
ArcelorMittal 144A
 6.125% due 6/1/18(b)                                   155            135


                                                    PAR VALUE       VALUE
                                                    ---------      -------

LUXEMBOURG--(CONTINUED)
OJSC Vimpel Communications (VIP Finance
 Ireland Ltd.) 144A
 8.375% due 4/30/13(b)                               $  100        $    80
                                                                   -------
                                                                       215
                                                                   -------

NETHERLANDS--0.5%
Coca-Cola HBC Finance BV
 5.500% due 9/17/15                                     245            239
Intergen NV 144A
 9.000% due 6/30/17(b)                                  150            151
                                                                   -------
                                                                       390
                                                                   -------

QATAR--0.3%
Ras Laffan Liquefied Natural Gas Co.,
 Ltd. II RegS
 5.298% due 9/30/20(d)                                  250            227

RUSSIA--0.8%
Evraz Group SA 144A
 8.875% due 4/24/13(b)                                  115             88
Gazprom OAO (Gaz Capital SA) 144A
 6.212% due 11/22/16(b)                                 215            170
OJSC AK Transneft (TransCapitalInvest Ltd.) 144A
 5.670% due 3/5/14(b)                                   265            216
TNK-BP Finance SA RegS
 6.125% due 3/20/12(d)                                  170            135
                                                                   -------
                                                                       609
                                                                   -------

SINGAPORE--0.2%
ICICI Bank Ltd. RegS
 5.750% due 11/16/10(d)                                 170            167

SOUTH KOREA--0.5%
Export-Import Bank of Korea
 5.500% due 10/17/12                                    220            209
Korea Development Bank
 5.300% due 1/17/13                                     100             99
 5.750% due 9/10/13                                      70             65
                                                                   -------
                                                                       373
                                                                   -------

UNITED KINGDOM--0.5%
Barclays Bank plc 144A
 6.050% due 12/4/17(b)                                  185            172
Petroplus Finance Ltd. 144A
 6.750% due 5/1/14(b)                                   100             85

                         VIRTUS INSTITUTIONAL BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2008 (UNAUDITED)

($ reported in thousands)


                                                    PAR VALUE       VALUE
                                                    ---------      -------

UNITED KINGDOM--(CONTINUED)
Vodafone Group plc
 5.000% due 9/15/15                                  $  110        $    97
 6.150% due 2/27/37                                      95             76
                                                                   -------
                                                                       430
                                                                   -------

UNITED STATES--0.4%
CRH America, Inc.
 6.000% due 9/30/16                                     215            185
GTL Trade Finance, Inc. 144A
 7.250% due 10/20/17(b)                                 100             96
                                                                   -------
                                                                       281
--------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $5,630)                                             5,113
--------------------------------------------------------------------------

                                                     SHARES         VALUE
                                                     ------        -------


DOMESTIC COMMON STOCKS--0.0%


PAPER PRODUCTS--0.0%
Northampton Pulp LLC(g)(h)(j)                         1,955              0


--------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $65)                                                    0
--------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.2%
(IDENTIFIED COST $84,431)                                           76,421
                                                                   -------


SHORT-TERM INVESTMENTS--1.4%

                                                                    VALUE
                                                                   -------

MONEY MARKET MUTUAL FUNDS--1.4%
State Street Institutional Liquid Reserves Fund
 (seven-day effective yield 2.456%)               1,092,063        $ 1,092
--------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,092)                                             1,092
--------------------------------------------------------------------------

TOTAL INVESTMENTS--100.6%
(IDENTIFIED COST $85,523)                                           77,513(a)

Other assets and liabilities, net--(0.6)%                             (440)
                                                                   -------
NET ASSETS--100.0%                                                 $77,073
                                                                   =======



ABBREVIATIONS:
FGIC  Financial Guaranty Insurance Company
FHLMC Freddie Mac or Federal Home Loan Mortgage Corporation
FNMA  Fannie Mae or Federal National Mortgage Association
FSA   Financial Security Assurance, Inc.
GNMA  Ginnie Mae or Government National Mortgage Association
MBIA  Municipal Bond Insurance Association
PSF   Permanent School Fund
REIT  Real Estate Investment Trust


FOOTNOTE LEGEND
(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $271 and gross depreciation of $8,281 for federal income tax purposes. At September 30, 2008, the aggregate cost of securities for federal income tax purposes was $85,523.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, these securities amounted to a value of $7,200 or 9.3% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(e) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, or parenthetically, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedule of Investments.
(f) Illiquid security.
(g) Illiquid and restricted security. At September 30, 2008, these securities amounted to a value of $192 or 0.2% of net assets. For acquisition information, see Note 2 "Illiquid and Restricted Securities" in the Notes to Schedule of Investments.
(h) Non-income producing.
(i) Security in default.
(j) Security valued at fair value as determined in good faith by or under the direction of the Trustees. At September 30, 2008, this security amounted to a value of $0 or 0.0% of the net assets.

VIRTUS INSTITUTIONAL TRUST
NOTES TO SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Virtus Institutional Trust (formerly known as Phoenix Institutional Mutual Funds) in the preparation of the Schedule of Investments. The preparation of the Schedule of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedule of Investments. Actual results could differ from those estimates.

A. SECURITY VALUATION

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to excessive volatility in the current market (please see note on Market Conditions -- Note 5), valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities.

As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

Certain securities held by the Fund were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market maker may differ from the value that would be realized if the securities were sold.

Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

The Fund has adopted the provisions of the Statement of Financial Accounting Standards No. 157 ("SFAS 157") as of the beginning of the current fiscal period of the Fund. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, the Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels:

[ ] Level 1 - quoted prices in active markets for identical securities
[ ] Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
[ ] Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)


The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008 ($ reported in thousands). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

                                                      Investments in Securities
                                                           (Market Value)
                                                      ($ reported in thousands)
                                                      -------------------------
      Level 1 - Quoted Prices                                  $ 1,092
      Level 2 - Significant Observable Inputs                   74,746
      Level 3 - Significant Unobservable Inputs                  1,675
                                                               -------
      TOTAL                                                    $77,513
                                                               =======




Other information regarding the Fund is available in the Fund's most recent Report to Shareholders.

VIRTUS INSTITUTIONAL MUTUAL FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)


The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determined fair value:

                                                     Investments in Securities
                                                     ($ reported in thousands)
                                                     -------------------------
Balance as of December 31, 2007                               $ 4,308
Accrued discounts/premiums                                         48

Realized gain (loss)                                             (129)

Change in unrealized appreciation (depreciation)                 (621)

Net purchases (sales)                                          (1,810)

Transfers in and/or out of Level 3(1)                            (121)
                                                              -------
Balance as of September 30, 2008                              $ 1,675
                                                              =======

      (1) TRANSFERS IN OR OUT OF LEVEL 3 REPRESENTS THE ENDING VALUE AS OF SEPTEMBER 30, 2008, FOR ANY INVESTMENT SECURITY WHERE A CHANGE IN THE PRICING LEVEL OCCURRED FROM THE BEGINNING TO THE END OF THE PERIOD.


B. FOREIGN SECURITY COUNTRY DETERMINATION
A combination of the following criteria is used to assign the countries of risk listed in the schedule of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

NOTE 2 -- ILLIQUID AND RESTRICTED SECURITIES
Investments shall be considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund's Schedule of Investments where applicable.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

At September 30, 2008, the Fund held the following illiquid and restricted securities ($ reported in thousands):

                                                                 Market             % of
                                Acquisition     Acquisition     Value at         Net Assets at
                                   Date            Cost         9/30/08            9/30/08
                                -----------     -----------     -------          -------------

INSTITUTIONAL BOND FUND
-----------------------

Greenwich Structured
     ARM Products
     05-5A, N2 144A
     6.690% due 9/27/45         2/28/06          $428             $191               0.2%

MASTR Alternative
     Net Interest Margin Trust
     05-CW1A, N1 144A
     6.75% due 12/26/35         11/18/05           43                1               0.0%

     Northampton Pulp LLC       12/30/99          184                0               0.0%



Other information regarding the Fund is available in the Fund's most recent Report to Shareholders.

VIRTUS INSTITUTIONAL MUTUAL FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008 (UNAUDITED) (CONTINUED)


The Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

NOTE 3 -- RECENTLY ISSUED ACCOUNTING STANDARDS

In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund's results of operations and financial position. Management is currently evaluating the impact of SFAS 161 on financial statement disclosures, if any.

NOTE 4 -- MARKET CONDITIONS

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the net asset value of many mutual funds, including the Fund. Such events include, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of Lehman Brothers and sale of Merrill Lynch to Bank of America, and the government bailout of AIG. These companies represent financial institutions with which the Fund conducts business and/or whose securities are or may be held within the Fund. The potential investment of the Fund's investments in these issuers, and the financial sector in general, as reflected in the Fund's schedule of investments, exposes investors to the negative (or positive) performance resulting from these and other events.

NOTE 5 -- OTHER

On February 7, 2008, the Phoenix Companies, Inc. ("PNX") announced its intention to spin off various subsidiaries constituting its asset management business to PNX's shareholders. Once spun off from PNX, the company holding the asset management subsidiaries, Virtus Investment Partners, Inc. ("Virtus"), will become an independent public company. The spinoff is expected to occur at a date later in the year based on regulatory approval. In preparation for this spinoff, certain of the asset management subsidiaries have changed their names to reflect the Virtus brand, including the Funds' adviser, Phoenix Investment Counsel, Inc., which is now known as Virtus Investment Advisers, Inc. (the "Adviser").





Other information regarding the Fund is available in the Fund's most recent Report to Shareholders.

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Institutional Trust
             (formerly, Phoenix Institutional Mutual Funds)
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       November 26, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       November 26, 2008
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By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date                       November 21, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.